Commitments, Contingencies and Tax Obligation (Details Textual) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Feb. 28, 2012
Operating Leases, Rent Expense	$ 76,000	$ 89,000	$ 777,000
Contractual Obligation, Due in Next Twelve Months	19,000		19,000
Accrued Payroll Taxes, Current				185,000
Additional Payroll Taxes Due	62,000		62,000
Interest Payable On Accrued Payroll Taxes	42,000		42,000
Setlement Of Payroll Taxes	102,000
Accrued Payroll Taxes	187,000	185,000	187,000
Officers' Compensation	1,086,000	1,325,000	5,092,000
Consultant [Member]
Accrued Professional Fees, Current	32,500		32,500
Executive Officer [Member]
Officers' Compensation	1,086,000	1,325,000	5,092,000
Office Facility [Member]
Monthly Lease Rental	4,689
Workshop Facility [Member]
Monthly Lease Rental	2,460
Lease Renegotiation [Member] | Workshop Facility [Member] | Lease Expiration On September 30, 2013 [Member]
Monthly Lease Rental	2,595
Lease Renegotiation [Member] | Workshop Facility [Member] | Lease Expiration On April 30, 2013 [Member]
Monthly Lease Rental	2,855
First Year [Member] | Lease Renegotiation [Member] | Office Facility [Member]
Monthly Lease Rental	2,677
Second Year [Member] | Lease Renegotiation [Member] | Office Facility [Member]
Monthly Lease Rental	$ 2,946